Intangible Assets (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jul. 31, 2022	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Jul. 31, 2022	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Goodwill [Line Items]
Impairment charges of indefinite-lived intangible assets							$ 332,376				$ 440,598
Goodwill impairment		$ 70,500				$ 70,500	107,934				321,340
Goodwill and intangible asset impairment charges	$ 200,100						$ 200,134				$ 321,340
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor	Predecessor	Predecessor		Predecessor	Successor	Successor	Predecessor	Predecessor
Skillsoft reporting unit
Goodwill [Line Items]
Impairment charges of indefinite-lived intangible assets			$ 92,200
Goodwill impairment			107,900				$ 107,934				$ 321,340
SumTotal reporting unit
Goodwill [Line Items]
Goodwill and intangible asset impairment charges			$ 200,100